Schedule of Unrecognized Compensation Expense (Details) - Stock-based Compensation [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 60,930,080	$ 23,825,717
Weighted average period expected to be recognized (in years)	2 years 29 days	1 year 10 months 28 days
Publisher Partner Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense
ABG Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 3,788,429	$ 3,214,102
Weighted average period expected to be recognized (in years)	1 year 7 months 17 days	2 years 4 months 17 days
Publisher Partner Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense
Weighted average period expected to be recognized (in years)
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 2,750,000	$ 81,620
Weighted average period expected to be recognized (in years)	1 year 8 months 4 days	11 months 12 days
Common Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense		$ 371,932
Weighted average period expected to be recognized (in years)		8 months 1 day
Common Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 54,255,910	$ 19,874,675
Weighted average period expected to be recognized (in years)	2 years 1 month 20 days	1 year 10 months 13 days
Outside Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 135,741	$ 283,388
Weighted average period expected to be recognized (in years)	5 months 8 days	1 year 2 months 4 days